INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

Significant components of the provision for income taxes are as follows:

	For the year ended September 30,
	2021	2022	2023
Hong Kong profit tax:
- Current income tax	$78,874	$127,843	$193,020
- Tax Concession	(1,282)	(1,282)	(769)
Income tax expenses	$77,592	$126,561	$192,251

SCHEDULE OF INCOME TAX AND ACTUAL PROVISION

Reconciliation between the income tax expenses computed by applying the BVI statutory tax rate to income before income taxes and actual provision were as follows:

	Year ended September 30,
	2021	2022	2023
	US$	US$	US$
Income before income tax	642,350	936,788	1,269,643
Tax expenses at the BVI statutory income tax rate	-	-	-

Tax effect of rate differences in various jurisdictions	105,988	152,624	209,491
Tax effect of non-taxable income	(2,053)	(2,759)	(1,683)
Tax effect of deductible temporary difference	(3,907)	(923)	6,366
Tax effect of non-deductible expenditure	-	55	-
Tax concession	(1,282)	(1,282)	(769)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)	(21,154)

Income tax expense	77,592	126,561	192,251